Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,897,230)	$ (6,087,615)	$ (16,312,374)	$ (12,035,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,493	5,411	23,799	11,993
Stock-based compensation for non-employees	366,489	4,692,003	7,036,778	5,306,755
Loss on investment in equity securities				269,844
Inventory allowance for valuation losses			25,975
Provision for doubtful accounts, net of recovery			184,589
Government grant income				(360,898)
Other non-cash income and expenses	(1,521)	9,503	32,350
Impairment of prepaid expenses			110,125
Deferred tax		(86,867)	864,802	824,199
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	113,339	(505)	(614,166)	(120,980)
Decrease (increase) in prepaid expenses and deposits	(203,621)	(113,292)	238,092	(357,276)
Decrease (increase) in due from related parties	(110,720)	(1,434,353)	(837,014)	(595,037)
Increase (decrease) in inventory		2,537		(25,830)
Increase (decrease) in accounts payable				(23,044)
Increase (decrease) in accrued expenses and other current liabilities	(146,316)	(38,378)	1,608,784	(173,151)
Increase (decrease) in advanced from customers				(1,085)
Increase (decrease) in tenant security deposit received			(2,600)
Increase (decrease) in due to related parties	375,454	57,299	242,469	(317,358)
Net cash used in operating activities	(1,497,633)	(2,994,257)	(7,398,391)	(7,597,719)
Cash flows from investing activities
Purchase of investments				(107,547)
Purchase of equipment		(93,220)	(119,692)	(17,503)
Prepayment for equity investment			(1,601,992)	(680,916)
Net cash used in investing activities		(93,220)	(1,721,684)	(805,966)
Cash flows from financing activities
Proceeds from convertible notes payable – third parties	3,206,587
Issuance of common stock			3,663,925	11,119,452
Payment for offering costs				(850,429)
Repayment of convertible notes				(306,836)
Repayment of short-term loan				(100,000)
Repayment of notes payable				(107,400)
Proceeds from long-term loan				236,498
Repayment of short-term loans	(1,000,000)		350,000
Proceeds from short term borrowings from third parties				4,265
Net cash provided by (used in) financing activities	2,206,587		4,013,925	9,995,550
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(308,804)	(45,150)	(67,337)	(28,021)
Net decrease in cash and cash equivalents and restricted cash	400,150	(3,132,627)	(5,173,487)	1,563,844
Cash and cash equivalents and restricted cash
Beginning	1,391,728	6,565,215	6,565,215	5,001,371
Ending	1,791,878	3,432,588	1,391,728	6,565,215
Supplemental disclosure of cash flows
Interest expense paid	56,663	43,842	285,465	333,873
Income taxes paid			1,600
Non-cash financing and investing activities
Common shares issued for debt conversion				$ 2,693,548